UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2009

Check here if Amendment [  ]; Amendment Number: _______
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

THE BANK OF TOKYO-MITSUBISHI UFJ, LTD. (BTMU) IS THE PARENT COMPANY OF A NUMBER OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. BTMU ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. TO THE EXTENT THAT BTMU'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F WITH RESPECT TO SUCH ACCOUNTS IS INCLUDED IN THE REPORT SEPARATELY FILED BY EACH OF THE OPERATING SUBSIDIARIES THAT ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Institutional Investment Manager Filing this Report:

Name:        The Bank of Tokyo-Mitsubishi UFJ, Ltd.
Address:     7-1, Marunouchi 2-chome
             Chiyoda-ku, Tokyo 100-8388
             Japan


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Keiji Yamaguchi
Title:            Senior Manager
Phone:            81-3-3240-6199

Signature, Place, and Date of Signing:

    /s/ Keiji Yamaguchi            Tokyo, Japan             August 10, 2009
----------------------------   ---------------------    ------------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


          FORM 13F FILE NUMBER           NAME

          28-04665                       UnionBanCal Corporation

       [Repeat as necessary.]